Investment in Securities	12 Months Ended
Mar. 31, 2021
Investments Schedule [Abstract]
Investment in Securities
12. Investment in Securities
Investment in securities as of March 31, 2020 and 2021 consists of the following:

	Millions of yen
	2020	2021
Equity securities*	¥492,902	¥540,082
Trading debt securities	7,431	2,654
Available-for-sale debt securities	1,631,185	2,003,917
Held-to-maturity debt securities	113,805	113,790

Total	¥2,245,323	¥2,660,443

*
The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥254,853 million and ¥249,830 million as of March 31, 2020 and 2021, respectively.

The amount of investment funds that are accounted for under the equity method included in equity securities were ¥70,129 million and ¥82,420 million as of March 31, 2020 and 2021, respectively. The amount of investment funds elected for the fair value option included in equity securities were ¥6,326 million and ¥4,940 million as of March 31, 2020 and 2021, respectively.

Gains and losses realized from the sale of equity securities and net unrealized holding gains (losses) on equity securities are included in gains on investment securities and dividends, life insurance premiums and related investment income, and write-downs of securities. For further information, see Note 25 “Gains on Investment Securities and Dividends” and Note 26 “Life Insurance Operations.” Net unrealized holding gains (losses) on equity securities held as of March 31, 2019, 2020 and 2021 were losses of ¥56 million and
¥19,910
million and a gain of
 ¥83,643
million for fiscal 2019, 2020 and 2021, respectively, which did not include net unrealized holding gains (losses) on the both investment funds above mentioned.
Equity securities include
non-marketable
equity securities and preferred equity securities, etc. elected for the measurement alternative. Upward or downward adjustments resulting from observable price changes are included in gains on investment securities and dividends and life insurance premiums and related investment income. Impairments are included in write-downs of securities. The following tables provide information about impairment and upward or downward adjustments resulting from observable price changes as of March 31, 2020 and 2021, and for fiscal 2020 and 2021.

	Millions of yen
	March 31, 2020			2020
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥35,968	¥(13,428)	¥112	¥(11,971)	¥94

	Millions of yen
	March 31, 2021			2021
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥47,460	¥(13,474)	¥350	¥(1,479)	¥232
Gains and losses realized from the sale of trading debt securities and net unrealized holding gains (losses) on trading debt securities are included in gains on investment securities and dividends. Net unrealized holding gains (losses) on trading debt securities held as of March 31, 2019, 2020 and 2021 were gains of ¥156 million, ¥
491 million and ¥120
million for fiscal 2019, 2020 and 2021, respectively.
During fiscal 2019, 2020 and 2021, the Company and its subsidiaries sold available-for-sale
debt securities for aggregate proceeds of ¥221,824 million, ¥
249,427
 million and ¥
285,836
 million, respectively, resulting in gross realized gains of ¥5,134 million, ¥
9,274
 million and ¥
8,854
 million, respectively, and gross realized losses of

¥101 million,
 ¥
264
 million and ¥
1,918
 million, respectively. The cost of the
available-for-sale
securities or the debt securities sold was based on the average cost of each issue of securities held at the time of the sale.
Certain subsidiaries elected the fair value option for certain investments in investment funds included in equity securities whose net asset values do not represent the fair value of investments due to the illiquid nature of these investments. The subsidiaries manage these investments on a fair value basis and the election of the fair value option enables the subsidiaries to reflect more appropriate assumptions to measure the fair value of these investments. As of March 31, 2020 and 2021, these investments were fair valued at ¥6,326 million and ¥4,940 million, respectively.
A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale
debt securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the foreign government bond securities and the derivatives used to reduce the risks of fluctuations in market interest rates and exchange rates on these foreign government bond securities. As of March 31, 2020 and 2021, these investments were fair valued at ¥780 million and ¥1,537 million, respectively.
A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale
debt securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the foreign corporate debt securities and the derivatives used to reduce the risks of fluctuations in market interest rates and exchange rates on these foreign corporate debt securities. As of March 31, 2020 and 2021, these investments were fair valued at ¥18,189 million and ¥2,907 million, respectively.
The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale
debt securities and
held-to-maturity
debt securities in each major security type as of March 31, 2020 and 2021 are as follows:
March 31, 2020

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥640,197	¥21,063	¥(7,315)	¥653,945
Japanese prefectural and foreign municipal bond securities	251,738	2,031	(3,414)	250,355
Corporate debt securities	595,625	8,727	(7,875)	596,477
CMBS and RMBS in the Americas	56,957	929	(9,214)	48,672
Other asset-backed securities and debt securities	92,363	3,267	(13,894)	81,736

	1,636,880	36,017	(41,712)	1,631,185

Held-to-maturity debt securities:
Japanese government bond securities and other	113,805	29,384	0	143,189

	¥1,750,685	¥65,401	¥(41,712)	¥1,774,374

March 31, 2021

	Millions of yen
	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥846,736	¥0	¥6,071	¥(31,649)	¥821,158
Japanese prefectural and foreign municipal bond securities	274,770	(120)	4,238	(2,612)	276,276
Corporate debt securities	742,862	0	10,125	(10,736)	742,251
CMBS and RMBS in the Americas	35,668	0	549	(1,760)	34,457
Other asset-backed securities and debt securities	126,731	0	4,308	(1,264)	129,775

	2,026,767	(120)	25,291	(48,021)	2,003,917

Held-to-maturity debt securities:
Japanese government bond securities and other	113,790	0	25,342	0	139,132

	¥2,140,557	¥(120)	¥50,633	¥(48,021)	¥2,143,049

The following table presents a rollforward of the allowance for credit losses for fiscal 2021.

	Millions of yen
	Fiscal Year ended March 31, 2021
	Foreign municipal bond securities	Total
Beginning	¥0	¥0
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	120	120

Ending	¥120	¥120

The following tables provide information about
available-for-sale
debt securities with gross unrealized losses (including allowance for credit losses) and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2020 and 2021, respectively:
March 31, 2020

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥116,967	¥(2,881)	¥165,642	¥(4,434)	¥282,609	¥(7,315)
Japanese prefectural and foreign municipal bond securities	143,563	(3,413)	219	(1)	143,782	(3,414)
Corporate debt securities	260,738	(4,643)	22,631	(3,232)	283,369	(7,875)
CMBS and RMBS in the Americas	30,830	(7,486)	5,768	(1,728)	36,598	(9,214)
Other asset-backed securities and debt securities	26,612	(3,759)	22,727	(10,135)	49,339	(13,894)

	¥578,710	¥(22,182)	¥216,987	¥(19,530)	¥795,697	¥(41,712)

March 31, 2021

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥475,023	¥(21,472)	¥264,105	¥(10,177)	¥739,128	¥(31,649)
Japanese prefectural and foreign municipal bond securities	48,367	(519)	63,316	(2,213)	111,683	(2,732)
Corporate debt securities	231,552	(5,798)	141,559	(4,938)	373,111	(10,736)
CMBS and RMBS in the Americas	345	(6)	24,782	(1,754)	25,127	(1,760)
Other asset-backed securities and debt securities	4,296	(112)	29,750	(1,152)	34,046	(1,264)

	¥759,583	¥(27,907)	¥523,512	¥(20,234)	¥1,283,095	¥(48,141)

The following table provides information about
available-for-sale
debt securities with gross unrealized losses for which allowance for credit losses were not recorded and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2021:
March 31, 2021

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥475,023	¥(21,472)	¥264,105	¥(10,177)	¥739,128	¥(31,649)
Japanese prefectural and foreign municipal bond securities	45,486	(399)	63,316	(2,213)	108,802	(2,612)
Corporate debt securities	231,552	(5,798)	141,559	(4,938)	373,111	(10,736)
CMBS and RMBS in the Americas	345	(6)	24,782	(1,754)	25,127	(1,760)
Other asset-backed securities and debt securities	4,296	(112)	29,750	(1,152)	34,046	(1,264)

	¥756,702	¥(27,787)	¥523,512	¥(20,234)	¥1,280,214	¥(48,021)

The number of investment securities that were in an unrealized loss position as of March 31, 2020 and 2021 were 678 and 638, respectively. The gross unrealized losses on these debt securities are attributable to a number of factors including changes in interest rates, credit spreads and market trends.

As of March 31, 2021, the amount of accrued revenues on
available-for-sale
debt securities was ¥7,374 million, which was included in other assets. The Company and its subsidiaries estimate credit losses and develop an allowance for credit losses for accrued interest receivables. There was no allowance for credit losses for accrued interest receivables as of March 31, 2021.
Credit Losses Standard has been adopted since April 1, 2020.
For debt securities other than trading, before the adoption of Credit Losses Standard, in the case of the fair value being below the amortized cost, the Company and its subsidiaries assess whether the debt securities are other-than-temporarily impaired on the basis of all available information about the collectability. The Company and its subsidiaries do not consider debt securities other-than-temporarily impaired if (1) the Company and its subsidiaries do not intend to sell the debt securities, (2) it is not more likely than not that the Company and its subsidiaries will be required to sell the debt securities before recovery of the amortized cost basis and (3) the present value of estimated cash flows will fully cover the amortized cost. On the other hand, the Company and its subsidiaries consider debt securities other-than-temporarily impaired if any of the three conditions mentioned above are not met.
For debt securities other than trading securities, after the adoption of Credit Losses Standard, if the fair value is less than the amortized cost, the debt securities are impaired. The Company and its subsidiaries identify per each impaired security whether the decline of fair value is due to credit losses component or non-credit
losses component. Impairment related to credit losses is recognized in earning through an allowance for credit losses
.
Impairment related to other factors than credit losses is recognized in other comprehensive income (loss), net of applicable income taxes. In estimating an allowance of credit losses, the Company and its subsidiaries consider the existence of credit losses if the present value of estimated cash flows is less than the amortized cost basis. When the Company and its subsidiaries intend to sell the debt securities for which an allowance for credit losses is previously established or it is more likely than not that the Company and its subsidiaries will be required to sell the debt securities before recovery of the amortized cost basis, the allowance for credit losses is fully written-off
and the amortized cost is reduced to the fair value after recognizing additional impairment in earnings. In addition, the Company and its subsidiaries recognize in earnings the full difference between the amortized cost and the fair value of the debt securities by direct write-down, without any allowance for credit losses, if the debt securities are expected to be sold and the fair value is less than the amortized cost.
Credit losses related to
available-for-sale
debt securities recognized for fiscal 2021 were resulting from foreign municipal bond securities due to a decrease in the occupancy rate of the underlying assets. The evaluation of credit losses with available-for-sale
debt securities is compared to the amortized cost of debt securities with the present value of cash flows estimated based on a number of overall conditions, including estimated fair value of the underlying receivables and the repayment priority of the securities. Because the Company and its subsidiaries do not intend to sell the debt security or it is more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis, the Company and its subsidiaries recognized the allowance for credit losses.
Unrealized losses on
available-for-sale
debt securities mainly result from changes in market interest rates and foreign exchange rates, and changes in risk premiums. In order to evaluate the recoverability of the available-for-sale
debt securities, the Company and its subsidiaries utilize all available information such as issuer’s financial condition and business outlook. The fair value of Japanese and foreign government bond securities, Japanese prefectural and foreign municipal bond, and corporate debt securities is mainly estimated based on prices for similar assets. If there are no prices for similar assets available, the fair value of these securities is estimated by using discounted cash flow methodologies and broker quotes. The fair value of CMBS and RMBS in the Americas and other asset-backed securities and debt securities refers to prices from independent pricing service vendors and brokers, such as trading prices and bit prices. If the Company and its subsidiaries cannot rely on such prices, the fair value is calculated by using discounted cash flow methodologies and broker quotes. In discounted cash flow methodologies, future cash flows estimated based on a number of assumptions such as default rate, prepayment rate, and seniority are discounted by discount rate adjusted for credit risk and liquidity risk.
The other-than-temporary impairment losses recognized in other comprehensive income (loss) and earnings for fiscal 2019 and 2020 are as follows:

	Millions of yen
	2019	2020
Total other-than-temporary impairment losses	¥1,359	¥0
Portion of loss recognized in other comprehensive income (before taxes)	(136)	0

Net Impairment losses recognized in earnings	¥1,223	¥0

During fiscal 2019, other-than-temporary impairment losses related to debt securities are recognized mainly on certain foreign municipal bond securities and certain other asset-backed securities. These securities have experienced credit losses due to deterioration in utilization rates and a decline in value of the underlying assets. The credit loss assessment is made by comparing the securities’ amortized cost basis with the portion of the estimated fair value of the underlying assets available to repay the specified bonds, or with the present value of the expected cash flows from the mortgage-backed securities, that were estimated based on a number o
f
assumptions such as seniority of the security. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the credit loss component is recognized in earnings, and the non-credit loss component is recognized in other comprehensive income (loss), net of applicable income taxes.
For
available-for-sale
debt securities held as of March 31, 2019 and 2020, roll-forwards of the amount of accumulated other-than-temporary impairments related to credit losses for fiscal 2019 and 2020 are as follows:

	Millions of yen
	2019	2020
Beginning	¥1,021	¥2,102
Addition during the period:
Credit loss for which an other-than-temporary impairment was not previously recognized	1,103	0
Reduction during the period:
For securities sold or redeemed	(22)	0

Ending	¥2,102	¥2,102

In addition, the
non-credit
loss component on the other-than-temporary impaired
available-for-sale
debt securities mentioned above is recognized in other comprehensive income (loss), net of applicable income taxes. These impairments included the amount of unrealized gains or losses for the changes in fair value of the available-for-sale
debt securities after recognition of other-than-temporary impairments in earnings. Unrealized gains and unrealized losses recorded in accumulated other comprehensive income (loss) on these available-for-sale
debt securities as of March 31, 2019 and 2020 were not material.
The following is a summary of the contractual maturities of
available-for-sale
debt securities and
held-to-maturity
debt securities held as of March 31, 2021:
Available-for-sale
debt securities held as of March 31, 2021

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥37,257	¥37,380
Due after one to five years	303,251	306,218
Due after five to ten years	557,027	558,303
Due after ten years	1,129,232	1,102,016

	¥2,026,767	¥2,003,917

Held-to-maturity
debt securities held as of March 31, 2021

	Millions of yen
	Amortized cost	Fair value
Due after five to ten years	¥11,246	¥13,093
Due after ten years	102,544	126,039

	¥113,790	¥139,132

Debt securities not due at a single maturity date, such as mortgage-backed securities, are included in the above table based on their final maturities.
Certain borrowers may have the right to call or prepay obligations. This right may cause actual maturities to differ from the contractual maturities summarized above.
Included in finance revenues in the consolidated statements of income is interest income on investment securities of ¥14,745 million, ¥13,657 million and ¥11,870 million for fiscal 2019, 2020 and 2021, respectively.